General information and organization - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
VIEs And Subsidiaries Of VIEs [Member]
General Information Organization And Basis Of Preparation [Line Items]
Capital reserve and statutory reserves	¥ 11,612	¥ 11,983